Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Entity Registrant Name	Net Element, Inc.
Entity Central Index Key	0001499961
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-4
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false